Long-Term Debt and Line of Credit (Tables)	3 Months Ended
Nov. 25, 2017
Debt Disclosure [Abstract]
Schedule of Debt
At November 25, 2017 and August 26, 2017, there were no amounts drawn against the Revolving Credit Facility or lines of credit, and long-term debt consists of the following:

	November 25, 2017	August 26, 2017
	(Successor)	(Successor)
Term loan	$200,000	$200,000
Less: deferred financing fees	7,588	7,910
Total debt	192,412	192,090
Less: current maturities, net of deferred financing fees of $1.3 million at November 25, 2017 and August 26, 2017, respectively	711	234
Long-term debt, net of deferred financing fees	$191,701	$191,856